Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Line Items]
Summary of Consolidated Statement of Financial Position Amounts Relating to Leases

The consolidated statement of financial position discloses the following amounts relating to leases:

	2024	2023
Right-of-use assets
Land and buildings	31,172	69,434
Plant and machinery	14,383	18,959
Total	45,555	88,393
Lease liabilities
Non-current	31,724	72,570
Current	13,359	16,432
Total	45,083	89,002

	Land and buildings	Plant and machinery	Total
Cost
At January 1, 2023	100,113	30,525	130,638
Increases	16,700	2,578	19,278
Decreases(1)	(27,255)	(1,775)	(29,030)
Exchange differences	3,015	454	3,469
At December 31, 2023	92,573	31,782	124,355
Increases	1,643	1,263	2,906
Decreases(2)	(36,065)	(3,376)	(39,441)
Exchange differences	(2,062)	(1,491)	(3,553)
At December 31, 2024	56,089	28,178	84,267
Accumulated depreciation and impairment
At January 1, 2023	(13,098)	(8,942)	(22,040)
Depreciation	(8,921)	(5,156)	(14,077)
Decreases	4,687	1,651	6,338
Impairment(3)	(5,355)	—	(5,355)
Exchange differences	(452)	(376)	(828)
At December 31, 2023	(23,139)	(12,823)	(35,962)
Depreciation	(7,418)	(4,390)	(11,808)
Decreases	9,865	2,622	12,487
Impairment(4)	(4,809)	—	(4,809)
Exchange differences	584	796	1,380
At December 31, 2024	(24,917)	(13,795)	(38,712)
Cost, net accumulated depreciation and impairment
At December 31, 2023	69,434	18,959	88,393
At December 31, 2024	31,172	14,383	45,555

(1)
Primarily related to change of lease term due to the decision to discontinue the construction of the Group’s production facility in Peterborough, UK.
(2)
Primarily related to terminated lease contract due to the discontinued construction of the Group’s production facility in Peterborough, UK.
(3)
Included an asset impairment charge of $3.7 million due to the decision to discontinue the construction of the Group’s production facility in Peterborough, UK.
(4)
Includes an asset impairment charge of $3.9 million due to the decision to discontinue the construction of the Group’s second production facility in China (Asia III).

Right-of-Use Assets | Lease Liabilities
Disclosure Of Leases [Line Items]
Summary of Amounts Recognized in Consolidated Statement of Operations	Amounts recognized in the consolidated statement of operations

	2024	2023	2022
Depreciation and impairment charge of right-of-use assets
Land and buildings	(12,227)	(14,276)	(20,029)
Plant and machinery	(4,390)	(5,156)	(8,147)
Total	(16,617)	(19,432)	(28,176)
Interest expense (included in finance expenses)	(4,682)	(6,779)	(8,144)
Expense relating to short-term leases	(142)	(454)	(1,302)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(33)	(723)	(310)